Shareholder Report, Holdings (Details)	Jun. 30, 2024
CTIVP - Westfield Mid Cap Growth Fund Class 2 | TransDigm Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
CTIVP - Westfield Mid Cap Growth Fund Class 2 | Fair Isaac Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
CTIVP - Westfield Mid Cap Growth Fund Class 2 | Ross Stores, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
CTIVP - Westfield Mid Cap Growth Fund Class 2 | Axon Enterprise, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
CTIVP - Westfield Mid Cap Growth Fund Class 2 | Vertiv Holdings Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
CTIVP - Westfield Mid Cap Growth Fund Class 2 | DexCom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
CTIVP - Westfield Mid Cap Growth Fund Class 2 | Constellation Brands, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
CTIVP - Westfield Mid Cap Growth Fund Class 2 | Copart, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
CTIVP - Westfield Mid Cap Growth Fund Class 2 | HubSpot, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
CTIVP - Westfield Mid Cap Growth Fund Class 2 | Rockwell Automation, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
CTIVP - Westfield Mid Cap Growth Fund Class 2 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%
CTIVP - Westfield Mid Cap Growth Fund Class 2 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
CTIVP - Westfield Mid Cap Growth Fund Class 2 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
CTIVP - Westfield Mid Cap Growth Fund Class 2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
CTIVP - Westfield Mid Cap Growth Fund Class 2 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
CTIVP - Westfield Mid Cap Growth Fund Class 2 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
CTIVP - Westfield Mid Cap Growth Fund Class 2 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
CTIVP - Westfield Mid Cap Growth Fund Class 2 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
CTIVP - Westfield Mid Cap Growth Fund Class 2 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
CTIVP - Westfield Mid Cap Growth Fund Class 2 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
CTIVP - Westfield Mid Cap Growth Fund Class 2 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
CTIVP - Westfield Mid Cap Growth Fund Class 2 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.90%
CTIVP - Westfield Mid Cap Growth Fund Class 2 | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
CTIVP - Westfield Mid Cap Growth Fund Class 1 | TransDigm Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
CTIVP - Westfield Mid Cap Growth Fund Class 1 | Fair Isaac Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
CTIVP - Westfield Mid Cap Growth Fund Class 1 | Ross Stores, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
CTIVP - Westfield Mid Cap Growth Fund Class 1 | Axon Enterprise, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
CTIVP - Westfield Mid Cap Growth Fund Class 1 | Vertiv Holdings Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
CTIVP - Westfield Mid Cap Growth Fund Class 1 | DexCom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
CTIVP - Westfield Mid Cap Growth Fund Class 1 | Constellation Brands, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
CTIVP - Westfield Mid Cap Growth Fund Class 1 | Copart, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
CTIVP - Westfield Mid Cap Growth Fund Class 1 | HubSpot, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
CTIVP - Westfield Mid Cap Growth Fund Class 1 | Rockwell Automation, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
CTIVP - Westfield Mid Cap Growth Fund Class 1 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%
CTIVP - Westfield Mid Cap Growth Fund Class 1 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
CTIVP - Westfield Mid Cap Growth Fund Class 1 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
CTIVP - Westfield Mid Cap Growth Fund Class 1 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
CTIVP - Westfield Mid Cap Growth Fund Class 1 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
CTIVP - Westfield Mid Cap Growth Fund Class 1 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
CTIVP - Westfield Mid Cap Growth Fund Class 1 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
CTIVP - Westfield Mid Cap Growth Fund Class 1 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
CTIVP - Westfield Mid Cap Growth Fund Class 1 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
CTIVP - Westfield Mid Cap Growth Fund Class 1 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
CTIVP - Westfield Mid Cap Growth Fund Class 1 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
CTIVP - Westfield Mid Cap Growth Fund Class 1 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.90%
CTIVP - Westfield Mid Cap Growth Fund Class 1 | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%